Operating Segment and Geographical Information (Details) - HKD HKD in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Revenues	HKD 1,298,493	HKD 1,207,811	HKD 1,167,115
Asia Pacific Region [Member]
Segment Reporting Information [Line Items]
Revenues	552,641	539,167	482,725
Europe [Member]
Segment Reporting Information [Line Items]
Revenues	617,951	524,552	573,102
The United States [Member]
Segment Reporting Information [Line Items]
Revenues	HKD 127,901	HKD 144,092	HKD 111,288